UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07455
                                                    ----------

                           Phoenix Opportunities Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                  Kevin J. Carr, Esq.
         Vice President, Chief Legal Officer,         John H. Beers, Esq.
       Counsel and Secretary for Registrant       Vice President and Counsel
         Phoenix Life Insurance Company         Phoenix Life Insurance Company
                 One American Row                     One American Row
              Hartford, CT 06103-2899               Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX OPPORTUNITIES TRUST
GLOSSARY
DECEMBER 31, 2006 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

CONSUMER PRICE INDEX (CPI)
Measures the change in consumer prices of goods and services, including housing, electricity, food and transportation as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

DEBT INDEX SECURITIES
Securities comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments.

REPURCHASE AGREEMENT
A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

TREASURY-INFLATION PROTECTED SECURITIES (TIPS)
U.S. Treasury bonds and notes whose value is adjusted according to the changes in inflation rate every six months, as measured by the consumer price index. As inflation occurs the value of TIPS increases.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (W.I. AND TBA)
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix Bond Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------

U.S. GOVERNMENT SECURITIES--19.8%

U.S. TREASURY BONDS--2.6%
U.S. Treasury Bond 4.50%, 2/15/36(f)               $      2,585  $  2,458,175

U.S. TREASURY NOTES--17.2%
U.S. Treasury Note 4.375%, 1/31/08(f)                     4,385     4,356,050
U.S. Treasury Inflation Index Note 3%, 7/15/12(d)         1,000     1,155,630
U.S. Treasury Note 4%, 11/15/12(f)                        7,565     7,304,068
U.S. Treasury Note 4.75%, 5/15/14(f)                      1,500     1,503,867
U.S. Treasury Note 4.625%, 11/15/16(f)                    1,885     1,872,631
                                                                 -------------
                                                                   16,192,246
                                                                 -------------
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $18,524,776)                                      18,650,421
------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--33.8%

FHLMC 7.50%, 7/1/09                                          15        15,435
FHLMC 7.50%, 4/1/14                                          59        61,700
FHLMC 7%, 4/1/16                                             45        46,389
FHLMC 5.50%, 9/15/17                                        357       357,822
FHLMC 5%, 3/15/19                                           455       443,188
FHLMC 7%, 1/1/33                                            331       339,814
FHLMC 3.531%, 2/1/34(e)                                     298       299,000
FNCL TBA 5.50%, 2/1/37(g)                                 7,715     7,620,970
FNMA 7%, 5/1/14                                              43        44,947
FNMA 8%, 1/1/15                                               9         8,953
FNMA 5.228%, 7/1/33(e)                                      265       266,908
FNMA 5.181%, 9/1/33(e)                                      155       155,634
FNMA 5.406%, 11/1/33(e)                                     279       279,939
FNMA 4.003%, 12/1/33(e)                                     164       164,983
FNMA 3.556%, 3/1/34(e)                                      374       375,052
FNMA 3.623%, 4/1/34(e)                                      212       213,548
FNMA 4.50%, 1/1/35                                          499       468,054
FNMA 5.308%, 5/1/35(e)                                    4,497     4,483,254
FNMA TBA 5.50%, 3/25/22(g)                                4,490     4,487,194
FNMA TBA 5%, 2/1/37(g)                                   12,155    11,733,367
------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $32,216,411)                                      31,866,151
------------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------

DOMESTIC CORPORATE BONDS--28.3%

ADVERTISING--0.2%
Affinion Group, Inc. 10.125%, 10/15/13             $        150  $    159,750

AEROSPACE & DEFENSE--0.7%
Armor Holdings, Inc. 8.25%, 8/15/13                         105       109,725
DRS Technologies, Inc. 6.625%, 2/1/16                       115       116,438
Esterline Technologies Corp. 7.75%, 6/15/13                  30        30,750
Honeywell International, Inc. 5.42%, 3/13/09(e)              95        95,075
L-3 Communications Corp. 5.875%, 1/15/15                    140       135,800
United Technologies Corp. 4.875%, 5/1/15                    215       207,263
                                                                 -------------
                                                                      695,051
                                                                 -------------

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. (Germany) 5.75%,
   9/8/11                                                   225       224,433

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. 144A 8.875%, 1/1/14(b)                           95        99,987

BIOTECHNOLOGY--0.3%
Amgen, Inc. 4.85%, 11/18/14                                 305       295,309

BROADCASTING & CABLE TV--1.0%
Charter Communications Operating LLC/ Charter
   Communications Operating Capital 144A 8.375%,
   4/30/14(b)                                               150       157,313
Comcast Corp. 5.85%, 11/15/15                               320       320,455
Comcast Corp. 6.50%, 11/15/35                               115       115,812
Echostar Dbx Corp. 7.125%, 2/1/16                           155       155,775
Mediacom Broadband LLC 8.50%, 10/15/15                      110       111,925
Sinclair Broadcast Group, Inc. 8%, 3/15/12                  100       103,750
                                                                 -------------
                                                                      965,030
                                                                 -------------

BUILDING PRODUCTS--0.2%
Building Materials Corporation of America 7.75%,
   8/1/14                                                    35        31,850
Goodman Global Holding Corp. 7.875%, 12/15/12                50        49,375
Ply Gem Industries, Inc. 9%, 2/15/12                        175       149,625
                                                                 -------------
                                                                      230,850
                                                                 -------------

Phoenix Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------

CASINOS & GAMING--0.9%
American Real Estate Partners LP/American Real
   Estate Finance Corp. 7.125%, 2/15/13            $        185  $    186,850
MGM MIRAGE 6.75%, 9/1/12                                    105       103,950
MGM MIRAGE 6.625%, 7/15/15                                   45        43,088
OED Corp./Diamond Jo LLC 8.75%, 4/15/12                     180       179,100
Station Casinos, Inc. 7.75%, 8/15/16                        245       248,062
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
   6.625%, 12/1/14                                          105       104,869
                                                                 -------------
                                                                      865,919
                                                                 -------------

COAL & CONSUMABLE FUELS--0.3%
Arch Western Finance LLC 6.75%, 7/1/13                      150       149,625
Peabody Energy Corp. Series B 6.875%, 3/15/13               165       169,950
                                                                 -------------
                                                                      319,575
                                                                 -------------

COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc. 5.50%, 2/22/16(f)                       640       640,408
Dycom Industries, Inc. 8.125%, 10/15/15                      90        93,600
                                                                 -------------
                                                                      734,008
                                                                 -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Trinity Industries, Inc. 6.50%, 3/15/14                      90        88,875

CONSUMER FINANCE--1.8%
American General Finance Corp. 4%, 3/15/11(f)               450       427,232
Capital One Financial Corp. 6.15%, 9/1/16                   260       268,895
Ford Motor Credit Co. 8.625%, 11/1/10                       140       144,226
General Electric Capital Corp. 4.875%, 10/21/10             265       262,212
GMAC LLC 6.75%, 12/1/14                                     130       133,731
Residential Capital Corp. 6.375%, 6/30/10                   235       237,735
Residential Capital Corp. 6.875%, 6/30/15                   235       243,621
                                                                 -------------
                                                                    1,717,652
                                                                 -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
SunGard Data Systems, Inc. 9.125%, 8/15/13                   95       100,225

DIVERSIFIED BANKS--0.5%
HSBC Bank USA NA 5.875%, 11/1/34                            155       155,091
Wells Fargo & Co. 5.125%, 9/15/16                           275       268,719
                                                                 -------------
                                                                      423,810
                                                                 -------------

DIVERSIFIED CAPITAL MARKETS--0.3%
UBS Preferred Funding Trust V 6.243%, 5/15/49(e)            260       269,227

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
FTI Consulting, Inc. 144A 7.75%, 10/1/16(b)                 120       125,100


                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--(CONTINUED)
International Lease Finance Corp. 5.625%, 9/20/13  $        130  $    130,950
                                                                 -------------
                                                                      256,050
                                                                 -------------

ELECTRIC UTILITIES--0.3%
Progress Energy, Inc. 7.10%, 3/1/11                         115       122,469
Reliant Energy, Inc. 9.50%, 7/15/13                         175       188,563
                                                                 -------------
                                                                      311,032
                                                                 -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Mosaic Co. 144A 7.625%, 12/1/16(b)                          125       130,156
Tronox Worldwide LLC/Tronox Finance Corp. 9.50%,
   12/1/12                                                  150       158,625
                                                                 -------------
                                                                      288,781
                                                                 -------------

FOOD RETAIL--0.1%
Stater Bros. Holdings, Inc. 8.86%, 6/15/10(e)               105       106,837
Stater Bros. Holdings, Inc. 8.125%, 6/15/12                  25        25,500
                                                                 -------------
                                                                      132,337
                                                                 -------------

GAS UTILITIES--0.1%
Ferrellgas Escrow LLC/ Ferrellgas Finance Escrow
   Corp. 6.75%, 5/1/14                                      115       112,412

HEALTH CARE EQUIPMENT--0.0%
Fisher Scientific International, Inc. 6.125%,
   7/1/15                                                    10         9,886

HEALTH CARE FACILITIES--0.2%
HCA, Inc. 144A 9.25%, 11/15/16(b)                            45        48,319
US Oncology, Inc. 10.75%, 8/15/14                           125       138,750
                                                                 -------------
                                                                      187,069
                                                                 -------------

HEALTH CARE SERVICES--0.4%
Fresenius Medical Care Capital Trust II 7.875%,
   2/1/08                                                   335       341,700
Omnicare, Inc. 6.875%, 12/15/15                              70        69,475
                                                                 -------------
                                                                      411,175
                                                                 -------------

HOME FURNISHINGS--0.3%
Mohawk Industries, Inc. 6.125%, 1/15/16                     265       263,093

HOMEBUILDING--0.5%
Horton (D.R.), Inc. 7.50%, 12/1/07                          234       238,148
Meritage Homes Corp. 7%, 5/1/14                             180       178,200
Technical Olympic USA, Inc. 9%, 7/1/10                       65        64,350
                                                                 -------------
                                                                      480,698
                                                                 -------------

Phoenix Bond Fund


                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------

HOUSEWARES & SPECIALTIES--0.6%
Fortune Brands, Inc. 5.375%, 1/15/16(f)            $        545  $    516,774

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
TXU Corp. Series P 5.55%, 11/15/14                          110       104,978

INDUSTRIAL MACHINERY--0.1%
Valmont Industries, Inc. 6.875%, 5/1/14                     110       109,587

INTEGRATED OIL & GAS--1.7%
Conoco Funding Co. 6.35%, 10/15/11(f)                     1,000     1,046,520
ConocoPhillips 5.625%, 10/15/16                             340       341,617
Shell International Finance BV 5.625%, 6/27/11              190       193,839
                                                                 -------------
                                                                    1,581,976
                                                                 -------------

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc. 5.875%, 2/1/12(f)                              1,200     1,222,598
BellSouth Corp. 5.572%, 8/15/08(e)                          235       235,137
Cincinnati Bell, Inc. 7.25%, 7/15/13                        130       135,200
New Cingular Wireless Services, Inc. 8.75%, 3/1/31          125       162,446
Qwest Communications International, Inc. Series B
   7.50%, 2/15/14                                            70        72,450
Qwest Corp. 8.875%, 3/15/12                                 185       206,969
Telcordia Technologies, Inc. 144A 10%, 3/15/13(b)            50        44,250
Verizon Global Funding Corp. 7.75%, 12/1/30                 240       281,514
                                                                 -------------
                                                                    2,360,564
                                                                 -------------

INVESTMENT BANKING & BROKERAGE--0.6%
E*Trade Financial Corp. 7.375%, 9/15/13                     115       120,175
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13             155       153,856
Lehman Brothers Holdings, Inc. 5.60%, 4/4/16                265       264,964
                                                                 -------------
                                                                      538,995
                                                                 -------------

LEISURE PRODUCTS--0.1%
K2, Inc. 7.375%, 7/1/14                                      90        91,350

LIFE & HEALTH INSURANCE--2.4%
MetLife, Inc. 6.125%, 12/1/11(f)                          1,500     1,552,260
MetLife, Inc. 6.40%, 12/15/36(e)                            145       146,153
Protective Life Secured Trust 5.58%, 1/14/08(e)             180       180,153
Protective Life Secured Trust 4%, 4/1/11                    300       285,547
UnumProvident Finance Co. plc 144A 6.85%,
   11/15/15(b)                                              135       140,592
                                                                 -------------
                                                                    2,304,705
                                                                 -------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------

MANAGED HEALTH CARE--0.4%
Coventry Health Care, Inc. 6.125%, 1/15/15         $        135  $    133,718
WellPoint, Inc. 5.85%, 1/15/36                              285       276,862
                                                                 -------------
                                                                      410,580
                                                                 -------------

METAL & GLASS CONTAINERS--0.6%
AEP Industries, Inc. 7.875%, 3/15/13                        105       106,575
Ball Corp. 6.875%, 12/15/12                                  56        57,400
Crown Americas LLC & Crown Americas Capital Corp.
   7.75%, 11/15/15                                           40        41,700
Owens-Brockway Glass Container, Inc. 8.875%,
   2/15/09                                                  372       382,230
                                                                 -------------
                                                                      587,905
                                                                 -------------

MORTGAGE REITS--0.6%
iStar Financial, Inc. Series B 5.125%, 4/1/11(f)            535       523,944

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. 5.875%, 11/15/16                          110       109,722
Time Warner, Inc. 6.50%, 11/15/36                           110       109,486
WMG Holdings Corp. 0%, 12/15/14(e)                          265       213,325
                                                                 -------------
                                                                      432,533
                                                                 -------------

MULTI-LINE INSURANCE--0.5%
Genworth Financial, Inc. 6.15%, 11/15/49(e)                 135       134,810
Genworth Global Funding Trust 5.125%, 3/15/11               160       159,238
Loews Corp. 5.25%, 3/15/16                                  170       165,634
                                                                 -------------
                                                                      459,682
                                                                 -------------

MULTI-UTILITIES--0.4%
Consolidated Edison Company of New York, Inc.
   5.85%, 3/15/36                                           125       123,522
Midamerican Energy Co. 5.80%, 10/15/36                      245       240,714
                                                                 -------------
                                                                      364,236
                                                                 -------------

OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.75%, 2/1/17                                   155       162,750

OFFICE REITS--0.4%
Brandywine Operating Partnership LP 6%, 4/1/16              265       269,617
Duke Realty LP 5.625%, 8/15/11                               75        75,436
                                                                 -------------
                                                                      345,053
                                                                 -------------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Gulfmark Offshore, Inc. 7.75%, 7/15/14                      180       184,500

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Chesapeake Energy Corp. 6.625%, 1/15/16                     220       219,725

Phoenix Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------

OIL & GAS STORAGE & TRANSPORTATION--0.7%
Atlas Pipeline Partners LP 8.125%, 12/15/15        $        125  $    129,063
Enbridge Energy Partners 5.875%, 12/15/16                   120       119,034
Holly Energy Partners LP 6.25%, 3/1/15                      105       100,275
Kinder Morgan Energy Partners LP 7.30%, 8/15/33             150       162,669
Pacific Energy Partners LP/ Pacific Energy
   Finance Corp. 6.25%, 9/15/15                              75        73,444
SemGroup LP 144A 8.75%, 11/15/15(b)                         100       101,000
                                                                 -------------
                                                                      685,485
                                                                 -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bank of America Corp. 5.75%, 8/15/16(f)                     395       403,147
Citigroup, Inc. 5%, 9/15/14                                 330       322,211
                                                                 -------------
                                                                      725,358
                                                                 -------------

PAPER PACKAGING--0.1%
Caraustar Industries, Inc. 7.375%, 6/1/09                    75        72,937

PAPER PRODUCTS--0.1%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b)                100       105,000

PHARMACEUTICALS--0.6%
Wyeth 5.50%, 3/15/13(f)                                     525       528,397

PROPERTY & CASUALTY INSURANCE--0.5%
CNA Financial Corp. 6.50%, 8/15/16(f)                       480       500,715

PUBLISHING--0.1%
Primedia, Inc. 8.875%, 5/15/11                               35        35,875
Primedia, Inc. 8%, 5/15/13                                  105       102,112
                                                                 -------------
                                                                      137,987
                                                                 -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
Colonial Realty LP 6.05%, 9/1/16                            200       202,542
Realogy Corp. 144A 6.50%, 10/15/16(b)                       300       307,158
Westfield Group 144A (Australia) 5.70%,
   10/1/16(b)(c)(f)                                         375       376,409
                                                                 -------------
                                                                      886,109
                                                                 -------------

REGIONAL BANKS--0.4%
Colonial Bank NA 6.375%, 12/1/15                            395       405,977

RESIDENTIAL REITS--0.7%
Archstone-Smith Trust 5.75%, 3/15/16                        215       217,769
AvalonBay Communities, Inc. 5.75%, 9/15/16                  145       146,894
ERP Operating LP 5.375%, 8/1/16                             270       267,178
                                                                 -------------
                                                                      631,841
                                                                 -------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------

RETAIL REITS--0.3%
Simon Property Group LP 5.60%, 9/1/11              $        235  $    236,894

SEMICONDUCTORS--0.1%
Freescale Semi-Conductor 144A 8.875%, 12/15/14(b)            85        85,106

SPECIALIZED REITS--0.3%
Felcor Lodging LP 144A 7.276%, 12/1/11(b)(e)                 95        95,950
Host Marriott LP Series O 6.375%, 3/15/15                   105       104,081
Ventas Realty LP Capital Corp. 9%, 5/1/12                    40        45,400
                                                                 -------------
                                                                      245,431
                                                                 -------------

STEEL--0.2%
Gibraltar Industries, Inc. Series B 8%, 12/1/15             140       138,775

TOBACCO--0.2%
Reynolds America, Inc. 6.50%, 7/15/10                        80        81,549
Reynolds American, Inc. 7.30%, 7/15/15                       95        99,080
                                                                 -------------
                                                                      180,629
                                                                 -------------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp. 6%, 12/1/16                             145       141,321
------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $26,500,009)                                      26,650,033
------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--3.5%

Banc of America Commercial Mortgage, Inc. 00-1,
   A1A 7.109%, 11/15/31                                     148       149,140
Citigroup Mortgage Loan Trust, Inc. 04-NCM2, 2CB3
   8%, 8/25/34                                              118       122,507
Master Asset Securitization Trust Alternative
   Loans Trust 03-7, 5A1 6.25%, 11/25/33                    212       213,210
Master Asset Securitization Trust Alternative
   Loans Trust 04-1, 3A1 7%, 1/25/34                        172       172,845
Master Asset Securitization Trust Alternative
   Loans Trust 04-5, 6A1 7%, 6/25/34                        116       116,845
Master Asset Securitization Trust Alternative
   Loans Trust 04-6, 6A1 6.50%, 7/25/34                     706       714,490
Merrill Lynch Mortgage Trust 05-MCP1, A2 4.556%,
   6/12/43                                                  725       709,506
Morgan Stanley Mortgage Loan Trust 04-3, 3A 6%,
   4/25/34                                                  749       749,217

Phoenix Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------
Residential Asset Mortgage Products, Inc. 04-SL3,
   A4 8.50%, 12/25/31                              $        392  $    409,974
------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,412,317)                                        3,357,734
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--5.0%

BERMUDA--0.1%
Intelsat Subsidiary Holding Co. Ltd. 8.625%,
   1/15/15                                                  125       130,625

CANADA--1.0%
Canadian Natural Resources 6.50%, 2/15/37                   310       310,993
CHC Helicopter Corp. 7.375%, 5/1/14                         100        96,875
Norampac, Inc. 6.75%, 6/1/13                                100        97,750
Rogers Wireless Communications, Inc. 6.375%,
   3/1/14                                                   135       137,362
TransCanada PipeLines Ltd. 5.85%, 3/15/36                   155       151,070
Xstrata Finance Canada 144A 5.80%, 11/15/16(b)              160       159,536
                                                                 -------------
                                                                      953,586
                                                                 -------------

CHILE--0.2%
Celulosa Arauco y Constitucion SA 5.625%, 4/20/15           235       230,968

ITALY--0.2%
Telecom Italia Capital S.A. 5.969%, 2/1/11(e)               155       154,192

JAPAN--1.0%
MUFG Capital Finance 1 Ltd. 6.346%, 7/25/36(e)              290       294,317
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(e)                  345       336,878
SMFG Preferred Capital 144A 6.078%, 1/29/49(b)(e)           295       292,584
                                                                 -------------
                                                                      923,779
                                                                 -------------

NETHERLANDS--0.6%
ING Groep N.V. 5.775%, 12/8/49(e)(f)                        535       529,396

SPAIN--0.4%
Santander Issuances S.A 144A 5.911%, 6/20/16(b)(f)          410       419,615

SWITZERLAND--0.4%
Swiss Re Capital I LP 144A 6.854%, 5/29/49(b)(e)            345       362,750

UNITED KINGDOM--0.5%
HBOS plc 144A 6.413%, 9/29/49(b)(e)                         280       278,119
Lloyds TSB Group plc 144A 6.267%, 12/31/49(b)(e)            215       214,992
                                                                 -------------
                                                                      493,111
                                                                 -------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------

UNITED STATES--0.6%
Endurance Specialty Holdings Ltd. 6.15%, 10/15/15  $        165  $    164,455
Teva Pharmaceutical Finance LLC 6.15%, 2/1/36               190       184,609
Vale Overseas Ltd. 6.25%, 1/23/17                           205       205,932
                                                                 -------------
                                                                      554,996
                                                                 -------------
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,749,668)                                        4,753,018
------------------------------------------------------------------------------

DEBT INDEX SECURITIES--4.9%

Dow Jones  CDX HY 6-T2 144A 7.375%, 6/29/11(b)            4,500     4,626,450
------------------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $4,376,925)                                        4,626,450
------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                   ------------  -------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.3%

DIVERSIFIED BANKS--0.3%
Bank of America Corp. Pfd. 6.204%                        10,800       269,460
------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $270,000)                                            269,460
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.6%
(IDENTIFIED COST $90,050,106)                                      90,173,267
                                                                 -------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  -------------

SHORT-TERM INVESTMENTS--29.1%

FEDERAL AGENCY SECURITIES(h)--18.5%
FHLB 4.85%, 1/4/07                                 $     10,800  $ 10,798,545
FNMA 5.13%, 1/19/07                                       1,800     1,795,896
FHLB 5.15%, 1/24/07                                       4,900     4,884,518
                                                                 -------------
                                                                   17,478,959
                                                                 -------------
COMMERCIAL PAPER--10.6%
World Bank Discount Notes 5.11%, 2/12/07                 10,000     9,942,276
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $27,415,622)                                      27,421,235
------------------------------------------------------------------------------

TOTAL INVESTMENTS--124.7%
(IDENTIFIED COST $117,465,728)                                    117,594,502(a)

Other assets and liabilities, net--(24.7)%                        (23,301,500)
                                                                 -------------
NET ASSETS--100.0%                                               $ 94,293,002
                                                                 =============

Phoenix Bond Fund


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $676,163 and gross depreciation of $659,522 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $117,577,861.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to a value of $8,507,264 or 9.0% of net assets.

(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1C "Foreign security country determination" in the Notes to Schedules of Investments.

(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(f)   All or a portion segregated as collateral for a when-issued security.

(g)   When-issued security.

(h)   The rate shown is the discount rate.

Phoenix Earnings Driven Growth Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                   ------------  -------------

DOMESTIC COMMON STOCKS--97.6%

ADVERTISING--1.9%
Lamar Advertising Co. Class A(b)                         10,050  $    657,169

AIR FREIGHT & LOGISTICS--2.3%
UTI Worldwide, Inc.                                      26,180       782,782

APPAREL RETAIL--3.7%
Crew (J.) Group, Inc.(b)                                 13,330       513,871
TJX Cos., Inc. (The)                                     26,240       748,365
                                                                 -------------
                                                                    1,262,236
                                                                 -------------

APPAREL, ACCESSORIES & LUXURY GOODS--3.8%
Polo Ralph Lauren Corp.                                   9,430       732,334
VF Corp.                                                  7,060       579,485
                                                                 -------------
                                                                    1,311,819
                                                                 -------------

APPLICATION SOFTWARE--2.0%
Cadence Design Systems, Inc.(b)                          39,070       699,744

BIOTECHNOLOGY--2.4%
Genzyme Corp.(b)                                         13,570       835,641

CASINOS & GAMING--1.5%
International Game Technology                            11,500       531,300

COMMUNICATIONS EQUIPMENT--1.6%
Foundry Networks, Inc.(b)                                36,600       548,268

COMPUTER & ELECTRONICS RETAIL--1.7%
Circuit City Stores, Inc.                                30,680       582,306

COMPUTER STORAGE & PERIPHERALS--1.6%
Network Appliance, Inc.(b)                               13,710       538,529

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.3%
Oshkosh Truck Corp.                                      16,280       788,278

CONSTRUCTION MATERIALS--1.5%
Vulcan Materials Co.                                      5,910       531,132

DATA PROCESSING & OUTSOURCED SERVICES--3.6%
Alliance Data Systems Corp.(b)                            9,250       577,847
Global Payments, Inc.                                    14,540       673,202
                                                                 -------------
                                                                    1,251,049
                                                                 -------------

ELECTRICAL COMPONENTS & EQUIPMENT--2.5%
Ametek, Inc.                                             27,300       869,232


                                                      SHARES        VALUE
                                                   ------------  -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.2%
Agilent Technologies, Inc.(b)                            21,690  $    755,896

ELECTRONIC MANUFACTURING SERVICES--1.8%
Molex, Inc.                                              19,390       613,306

FOOD RETAIL--1.5%
Whole Foods Market, Inc.                                 11,360       533,125

HEALTH CARE EQUIPMENT--3.6%
ArthroCare Corp.(b)                                      16,970       677,442
Cytyc Corp.(b)                                           20,530       580,999
                                                                 -------------
                                                                    1,258,441
                                                                 -------------

HEALTH CARE FACILITIES--2.0%
LifePoint Hospitals, Inc.(b)                             20,040       675,348

HEALTH CARE SERVICES--2.2%
Quest Diagnostics, Inc.                                  14,400       763,200

HEALTH CARE SUPPLIES--2.9%
Gen-Probe, Inc.(b)                                       18,960       992,935

HOME ENTERTAINMENT SOFTWARE--1.6%
Activision, Inc.(b)                                      31,920       550,301

HOMEBUILDING--1.8%
Centex Corp.                                             11,120       625,722

HOTELS, RESORTS & CRUISE LINES--0.9%
Hilton Hotels Corp.                                       9,110       317,939

HOUSEHOLD PRODUCTS--1.8%
Church & Dwight Co., Inc.                                14,510       618,851

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.7%
Monster Worldwide, Inc.(b)                               19,940       930,002

INDUSTRIAL MACHINERY--2.1%
Harsco Corp.                                              9,670       735,887

INVESTMENT BANKING & BROKERAGE--1.9%
Jefferies Group, Inc.                                    24,830       665,941

IT CONSULTING & OTHER SERVICES--2.0%
Cognizant Technology Solutions Corp. Class A(b)           9,120       703,699

MANAGED HEALTH CARE--1.4%
Humana, Inc.(b)                                           8,590       475,113

METAL & GLASS CONTAINERS--1.7%
Ball Corp.                                               13,740       599,064

Phoenix Earnings Driven Growth Fund


                                                      SHARES        VALUE
                                                   ------------  -------------

OIL & GAS EQUIPMENT & SERVICES--2.1%
Grant Prideco, Inc.(b)                                   18,190  $    723,416

OIL & GAS REFINING & MARKETING--2.4%
Sunoco, Inc.                                             13,380       834,377

PERSONAL PRODUCTS--2.2%
NBTY, Inc.(b)                                            18,460       767,382

PHARMACEUTICALS--1.8%
Sepracor, Inc.(b)                                         9,960       613,337

REAL ESTATE MANAGEMENT & DEVELOPMENT--2.2%
CB Richard Ellis Group, Inc. Class A(b)                  23,050       765,260

SEMICONDUCTOR EQUIPMENT--4.4%
KLA-Tencor Corp.                                         14,800       736,300
MEMC Electronic Materials, Inc.(b)                       20,120       787,497
                                                                 -------------
                                                                    1,523,797
                                                                 -------------

SEMICONDUCTORS--5.4%
Intersil Corp. Class A                                   32,530       778,118
Microchip Technology, Inc.                               19,640       642,228
SiRF Technology Holdings, Inc.(b)                        17,110       436,647
                                                                 -------------
                                                                    1,856,993
                                                                 -------------

SPECIALIZED FINANCE--0.4%
Nymex Holdings Inc(b)                                     1,100       136,411

SPECIALTY CHEMICALS--1.8%
Rohm and Haas Co.                                        12,050       615,996

SPECIALTY STORES--3.8%
Dick's Sporting Goods, Inc.(b)                           13,150       644,219
Office Depot, Inc.(b)                                    17,990       686,678
                                                                 -------------
                                                                    1,330,897
                                                                 -------------

WIRELESS TELECOMMUNICATION SERVICES--4.6%
American Tower Corp. Class A(b)                          21,940       817,923
NII Holdings, Inc.(b)                                    11,770       758,459
                                                                 -------------
                                                                    1,576,382
                                                                 -------------
------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $29,290,533)                                      33,748,503
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.7%

ASSET MANAGEMENT & CUSTODY BANKS--2.7%
Amvescap plc Sponsored ADR (United States)               38,210       941,876
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $709,401)                                            941,876
------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $29,999,934)                                      34,690,379(a)

Other assets and liabilities, net--(0.3)%                            (114,796)
                                                                 -------------
NET ASSETS--100.0%                                               $ 34,575,583
                                                                 =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,594,428 and gross depreciation of $903,983 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $29,999,934.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix Growth Opportunities Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                   ------------  -------------

DOMESTIC COMMON STOCKS--86.9%

AEROSPACE & DEFENSE--1.4%
Precision Castparts Corp.                                 1,550  $    121,334

AGRICULTURAL PRODUCTS--1.7%
Archer Daniels Midland Co.                                3,390       108,345
Bunge Ltd.                                                  610        44,231
                                                                 -------------
                                                                      152,576
                                                                 -------------

AIRLINES--1.3%
US Airways Group, Inc.(b)                                 2,080       112,008

AIR FREIGHT & LOGISTICS--1.0%
Robinson (C.H.) Worldwide, Inc.                           2,200        89,958

APPAREL, ACCESSORIES & LUXURY GOODS--2.9%
Coach, Inc.(b)                                            2,850       122,436
Polo Ralph Lauren Corp.                                   1,090        84,649
Under Armour, Inc. Class A(b)                             1,060        53,477
                                                                 -------------
                                                                      260,562
                                                                 -------------

APPLICATION SOFTWARE--1.8%
Salesforce.Com, Inc.(b)                                   4,440       161,838

BIOTECHNOLOGY--4.0%
Celgene Corp.(b)                                          2,300       132,319
Gilead Sciences, Inc.(b)                                  3,500       227,255
                                                                 -------------
                                                                      359,574
                                                                 -------------

BROADCASTING & CABLE TV--1.5%
Comcast Corp. Class A(b)                                  3,140       132,916

CASINOS & GAMING--3.7%
International Game Technology                             3,190       147,378
Las Vegas Sands Corp.(b)                                  1,990       178,065
                                                                 -------------
                                                                      325,443
                                                                 -------------

COMMUNICATIONS EQUIPMENT--6.2%
Cisco Systems, Inc.(b)                                   13,160       359,663
F5 Networks, Inc.(b)                                      1,440       106,862
JDS Uniphase Corp.(b)                                     4,916        81,901
                                                                 -------------
                                                                      548,426
                                                                 -------------

COMPUTER HARDWARE--5.2%
Apple, Inc.(b)                                            2,320       196,829
Dell, Inc.(b)                                             4,900       122,941


                                                      SHARES        VALUE
                                                   ------------  -------------

COMPUTER HARDWARE--(CONTINUED)
Sun Microsystems, Inc.(b)                                25,540  $    138,427
                                                                 -------------
                                                                      458,197
                                                                 -------------

COMPUTER STORAGE & PERIPHERALS--2.0%
Network Appliance, Inc.(b)                                2,070        81,309
SanDisk Corp.(b)                                          2,160        92,945
                                                                 -------------
                                                                      174,254
                                                                 -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.4%
Deere & Co.                                               1,300       123,591

CONSUMER ELECTRONICS--1.0%
Harman International Industries, Inc.                       900        89,919

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Global Payments, Inc.                                     1,390        64,357

ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
Roper Industries, Inc.                                    2,550       128,112

ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
Sunpower Corp.-Class A(b)                                 2,710       100,731

FERTILIZERS & AGRICULTURAL CHEMICALS--1.8%
Monsanto Co.                                              3,080       161,792

HEALTH CARE EQUIPMENT--3.1%
Baxter International, Inc.                                3,700       171,643
Intuitive Surgical, Inc.(b)                               1,040        99,736
                                                                 -------------
                                                                      271,379
                                                                 -------------

HOME ENTERTAINMENT SOFTWARE--1.2%
Electronic Arts, Inc.(b)                                  2,070       104,245

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.5%
Monster Worldwide, Inc.(b)                                2,830       131,991

INDUSTRIAL CONGLOMERATES--4.6%
General Electric Co.                                     11,080       412,287

INTERNET RETAIL--1.2%
Nutri/System, Inc.(b)                                     1,730       109,665

INTERNET SOFTWARE & SERVICES--5.4%
Akamai Technologies, Inc.(b)                              2,350       124,832
Google, Inc. Class A(b)                                     780       359,175
                                                                 -------------
                                                                      484,007
                                                                 -------------

INVESTMENT BANKING & BROKERAGE--4.0%
Charles Schwab Corp. (The)                                8,500       164,390

Phoenix Growth Opportunities Fund

                                                      SHARES        VALUE
                                                   ------------  -------------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Goldman Sachs Group, Inc. (The)                             970  $    193,370
                                                                 -------------
                                                                      357,760
                                                                 -------------

LIFE SCIENCES TOOLS & SERVICES--3.7%
Applera Corp. - Applied Biosystems Group                  2,210        81,085
Covance, Inc.(b)                                          1,670        98,380
Thermo Fisher Scientific(b)                               3,260       147,645
                                                                 -------------
                                                                      327,110
                                                                 -------------

MOVIES & ENTERTAINMENT--1.1%
News Corp. Class A                                        4,490        96,445

OIL & GAS EQUIPMENT & SERVICES--1.5%
Cooper Cameron Corp.(b)                                   2,540       134,747

OIL & GAS EXPLORATION & PRODUCTION--1.3%
XTO Energy, Inc.                                          2,440       114,802

PHARMACEUTICALS--1.3%
Allergan, Inc.                                            1,000       119,740

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.7%
CB Richard Ellis Group, Inc. Class A(b)                   4,470       148,404

RESTAURANTS--1.3%
Starbucks Corp.(b)                                        3,290       116,532

SEMICONDUCTOR EQUIPMENT--2.2%
KLA-Tencor Corp.                                          3,860       192,035

SEMICONDUCTORS--5.1%
Broadcom Corp. Class A(b)                                 4,220       136,348
NVIDIA Corp.(b)                                           4,300       159,143
Texas Instruments, Inc.                                   5,320       153,216
                                                                 -------------
                                                                      448,707
                                                                 -------------

SPECIALIZED FINANCE--3.8%
Chicago Mercantile Exchange Holdings, Inc.                  340       173,315
IntercontinentalExchange, Inc.(b)                           380        41,002
Nasdaq Stock Market, Inc. (The)(b)                        3,860       118,849
                                                                 -------------
                                                                      333,166
                                                                 -------------

WIRELESS TELECOMMUNICATION SERVICES--2.8%
Crown Castle International Corp.(b)                       3,790       122,417
NII Holdings, Inc.(b)                                     1,900       122,436
                                                                 -------------
                                                                      244,853
                                                                 -------------
------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $6,333,755)                                        7,713,463
------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                   ------------  -------------

FOREIGN COMMON STOCKS(c)--12.1%

ADVERTISING--1.5%
Focus Media Holding Ltd. ADR (China)(b)                   1,950  $    129,460

COMMUNICATIONS EQUIPMENT--2.5%
Nokia Oyj Sponsored ADR (Finland)                         5,680       115,418
Research In Motion Ltd. (United States)(b)                  850       108,613
                                                                 -------------
                                                                      224,031
                                                                 -------------

DIVERSIFIED CAPITAL MARKETS--1.4%
UBS AG (Switzerland)                                      2,090       126,090

DIVERSIFIED METALS & MINING--1.1%
Cameco Corp. (Canada)                                     2,450        99,102

HEAVY ELECTRICAL EQUIPMENT--1.5%
ABB Ltd. Sponsored ADR (Switzerland)                      7,450       133,951

PHARMACEUTICALS--3.1%
Roche Holding AG Sponsored ADR (Switzerland)              1,320       118,137

Shire Pharmaceuticals Group plc ADR (United Kingdom)      2,450       151,312
                                                                 -------------
                                                                      269,449
                                                                 -------------

SEMICONDUCTORS--1.0%
Qimonda AG Sponsored ADR (Germany)(b)                     5,200        91,052
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $960,246)                                          1,073,135
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $7,294,001)                                        8,786,598
                                                                 -------------

SHORT-TERM INVESTMENTS--1.1%

MONEY MARKET MUTUAL FUNDS--1.1%

BlackRock Liquidity Funds TempCash
   Portfolio (5.04% seven day effective yield)           99,398        99,398
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $99,398)                                              99,398
------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $7,393,399)                                        8,885,996(a)

Other assets and liabilities, net--(0.1)%                             (10,696)
                                                                 -------------
NET ASSETS--100.0%                                               $  8,875,300
                                                                 =============

Phoenix Growth Opportunities Fund


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,524,045 and gross depreciation of $88,587 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $7,450,538.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies consistently followed by the Phoenix Opportunities Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

E. REPURCHASE AGREEMENTS:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

F. DEBT INDEX SECURITIES:

      Certain Funds may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATION:

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      At December 31, 2006, the Bond Fund held $67,995,531 in securities issued or guaranteed by the U.S. Government, comprising 72% of the total net assets of the Fund. The Earnings Driven Growth Fund and the Growth Opportunities Fund held securities issued by various companies in the Information Technology sector, comprising 26% and 35%, respectively, of the total net assets of the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix Opportunities Trust
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     February 23, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date     February 23, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     February 23, 2007
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.